Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 14,337,078	$ 29,061,142	$ 24,117,144	$ 24,117,144
Receivables and prepaid expenses	721,556	663,585	546,114
Loan receivable - current portion	47,830	24,752	0
Total Current Assets	15,106,464	29,749,479	24,663,258
Long-Term Deposits	33,294	23,723	16,262
Restricted Cash	18,147	18,144	1,484,941
Loan receivable - non-current portion	119,608	115,248	0
Property, Plant and Equipment	2,631,827	1,642,727	1,105,696	1,105,696
Right-of-Use Assets	759,711	852,642	729,374	729,374
Exploration and Evaluation Assets	56,491,140	56,809,632	47,235,079
Total Assets	75,160,191	89,211,595	75,234,610
Current Liabilities
Trade and other payables	2,487,332	2,628,158	1,009,048
Current reclamation and remediation liability	1,875,298	1,919,876	1,785,602
Current lease liability	460,690	369,708	235,323
Current equipment financing liability	202,577	132,351	0
Due to related parties	693,344	641,541	392,463
Total Current Liabilities	5,719,241	5,691,634	3,422,436
Long-Term Lease Liability	380,035	565,163	552,080
Long-Term Equipment Financing Liability	394,960	360,707	0
Reclamation and Remediation Liability	39,590,952	40,767,949	32,332,167
Total Liabilities	46,085,188	47,385,453	36,306,683
Shareholders' Equity
Share Capital	122,010,028	103,147,710	79,744,984
Reserves	7,124,353	5,834,550	4,140,664
Accumulated Other Comprehensive Income	212,831	182,446	2,131,419
Accumulated Deficit	(100,272,209)	(67,338,564)	(47,089,140)
Total Equity	29,075,003	41,826,142	38,927,927	$ 38,927,927
Total Liabilities and Equity	$ 75,160,191	$ 89,211,595	$ 75,234,610